Financial assets and liabilities - Summary of Probable Scenario Considers Estimated Interest Rate (Detail)	Dec. 31, 2020
Probable [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.23%
Probable [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.23%
Probable [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.70%
Probable [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.70%
Probable [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.37%
Probable [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.34%
Probable [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.48%
Probable [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.15%
25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.79%
25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.79%
25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.88%
25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.88%
25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.21%
25% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.43%
25% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.60%
25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.19%
50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.35%
50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.35%
50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	8.05%
50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	7.05%
50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	5.05%
50% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	6.52%
50% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.72%
50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.23%
-25% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.68%
-25% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.68%
-25% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	4.53%
-25% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.53%
-25% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.53%
-25% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.26%
-25% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.36%
-25% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.11%
-50% [member] | SELIC [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.12%
-50% [member] | CDI [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.12%
-50% [member] | TJLP462 (TJLP + 1% p.a.) [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	3.35%
-50% [member] | TJLP [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.35%
-50% [member] | IPCA [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	1.68%
-50% [member] | IGPM [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	2.17%
-50% [member] | Libor [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.24%
-50% [member] | Fed Funds [member]
Disclosure interest rates sensitivity analysis [line items]
Estimated interest rate	0.08%